Intangible Assets - Schedule of Indefinite Life to Finite Life and the Subsequent Amortization of the Orbital Slots (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Orbital Slots [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots[Line Items]
Cost at beginning of year	$ 611,173	$ 608,793
Net carrying values
Net carrying values		352,296
Accumulated impairment at beginning of year		(66,880)
Cost at ending of year		611,173
Trade Name [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots[Line Items]
Cost at beginning of year	17,000	17,000
Net carrying values
Net carrying values	17,000	17,000
Accumulated impairment at beginning of year
Cost at ending of year		17,000
Intellectuals Property [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots[Line Items]
Cost at beginning of year	91,124	83,896
Net carrying values
Net carrying values	86,943	91,124
Accumulated impairment at beginning of year
Cost at ending of year		91,124
Total indefinite life intangible assets [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots[Line Items]
Cost at beginning of year	719,297	709,689
Net carrying values
Net carrying values	103,943	460,420
Accumulated impairment at beginning of year		(66,880)
Cost at ending of year		719,297
Cost [Member] | Orbital Slots [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots[Line Items]
Transfer to finite life	(611,173)
Net carrying values
Impact of foreign exchange		2,380
Cost at ending of year
Cost [Member] | Trade Name [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots[Line Items]
Transfer to finite life
Net carrying values
Impact of foreign exchange
Cost at ending of year	17,000
Cost [Member] | Intellectuals Property [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots[Line Items]
Transfer to finite life
Net carrying values
Impact of foreign exchange	(4,181)	7,228
Cost at ending of year	86,943
Cost [Member] | Total indefinite life intangible assets [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots[Line Items]
Transfer to finite life	(611,173)
Net carrying values
Impact of foreign exchange	(4,181)	9,608
Cost at ending of year	103,943
Accumulated impairment [Member] | Orbital Slots [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots[Line Items]
Transfer to finite life	258,877
Net carrying values
Accumulated impairment at beginning of year	(258,877)
Impairment		(191,048)
Impact of foreign exchange		(949)
Accumulated impairment at ending of year		(258,877)
Accumulated impairment [Member] | Trade Name [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots[Line Items]
Transfer to finite life
Net carrying values
Accumulated impairment at beginning of year
Impairment
Impact of foreign exchange
Accumulated impairment at ending of year
Accumulated impairment [Member] | Intellectuals Property [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots[Line Items]
Transfer to finite life
Net carrying values
Accumulated impairment at beginning of year
Impairment
Impact of foreign exchange
Accumulated impairment at ending of year
Accumulated impairment [Member] | Total indefinite life intangible assets [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots[Line Items]
Transfer to finite life	258,877
Net carrying values
Accumulated impairment at beginning of year	(258,877)
Impairment		(191,048)
Impact of foreign exchange		(949)
Accumulated impairment at ending of year		$ (258,877)